Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000021257 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000021257 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021257 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021257 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021257 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021257 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021257 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021257 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021257 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021257 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021257 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000021257 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000021257 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021257 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021257 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021257 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021257 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000021257 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021259 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000021259 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021259 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000021259 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021259 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021259 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021259 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021259 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021259 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021259 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021259 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000021259 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000021259 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000021259 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021259 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021259 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021259 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000021259 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081832 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000081832 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000081832 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000081832 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000081832 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000081832 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081832 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081832 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081832 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081832 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081832 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000081832 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000081832 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000081832 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081832 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081832 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081832 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000081832 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000035460 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000035460 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000035460 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000035460 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000035460 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035460 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035460 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035460 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035460 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035460 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035460 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000035460 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000035460 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000035460 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035460 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035460 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035460 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000035460 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000236143 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000236143 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000236143 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236143 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000236143 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000236143 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236143 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000236143 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236143 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236143 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236143 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000236143 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000236143 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000236143 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236143 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236143 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236143 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000236143 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021271 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000021271 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000021271 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000021271 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021271 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021271 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021271 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021271 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021271 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021271 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021271 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000021271 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000021271 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021271 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021271 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000021271 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021273 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000021273 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000021273 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000021273 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021273 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021273 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021273 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021273 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021273 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021273 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021273 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000021273 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000021273 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021273 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021273 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000021273 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081835 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000081835 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000081835 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000081835 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000081835 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081835 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081835 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081835 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081835 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081835 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081835 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000081835 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000081835 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081835 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081835 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000081835 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035461 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000035461 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000035461 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000035461 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000035461 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000035461 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035461 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035461 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035461 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035461 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035461 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000035461 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000035461 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035461 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035461 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000035461 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236144 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000236144 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000236144 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000236144 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000236144 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236144 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236144 | Transamerica Capital GrowthFR_893509133
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236144 | Transamerica Energy InfrastructureFR_89355J482
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236144 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236144 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236144 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000236144 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000236144 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236144 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236144 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000236144 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021274 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021274 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021274 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000021274 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000021274 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021274 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021274 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021274 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021274 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021274 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021274 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000021274 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000021274 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000021274 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021274 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021274 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021274 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000021274 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021276 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021276 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021276 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000021276 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000021276 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021276 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021276 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021276 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021276 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021276 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021276 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000021276 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000021276 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000021276 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021276 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021276 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021276 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000021276 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081836 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000081836 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000081836 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000081836 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000081836 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000081836 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081836 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000081836 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081836 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081836 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081836 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000081836 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000081836 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000081836 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081836 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081836 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081836 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000081836 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035462 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000035462 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000035462 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000035462 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000035462 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000035462 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000035462 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000035462 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035462 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035462 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035462 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000035462 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000035462 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000035462 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035462 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035462 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035462 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000035462 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236145 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000236145 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236145 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000236145 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000236145 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236145 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000236145 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000236145 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236145 | Transamerica Sustainable Equity IncomeFR_89355J532
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236145 | Transamerica Emerging Markets EquityFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236145 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000236145 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000236145 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000236145 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236145 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000236145 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236145 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000236145 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021277 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000021277 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021277 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000021277 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000021277 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021277 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021277 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021277 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021277 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021277 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021277 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000021277 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000021277 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021277 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021277 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021277 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021277 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000021277 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021279 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000021279 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021279 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000021279 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000021279 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021279 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021279 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021279 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021279 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021279 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021279 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000021279 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000021279 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021279 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021279 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021279 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021279 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000021279 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081837 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000081837 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000081837 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000081837 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000081837 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081837 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081837 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000081837 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081837 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081837 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081837 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000081837 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000081837 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000081837 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081837 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081837 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081837 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000081837 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000035463 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000035463 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000035463 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000035463 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000035463 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035463 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035463 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000035463 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035463 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035463 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035463 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000035463 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000035463 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000035463 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000035463 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000035463 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035463 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000035463 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000236146 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000236146 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000236146 | Transamerica US GrowthFR_893962373
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000236146 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000236146 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236146 | Transamerica Inflation OpportunitiesFR_89354D841
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236146 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000236146 | Transamerica Emerging Markets DebtFR_893509141
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236146 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000236146 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236146 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000236146 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000236146 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000236146 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236146 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236146 | IndustryU.S. Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000236146 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000236146 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171782 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000171782 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000171782 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000171782 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171782 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171782 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171782 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171782 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171782 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171782 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171782 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000171782 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000171782 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000171782 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000171782 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171783 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000171783 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000171783 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000171783 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171783 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171783 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171783 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171783 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171783 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171783 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171783 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000171783 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000171783 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000171783 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000171783 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171786 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171786 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000171786 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000171786 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000171786 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171786 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171786 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171786 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171786 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171786 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171786 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171786 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000171786 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000171786 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000171786 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171787 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171787 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000171787 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000171787 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000171787 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171787 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171787 | Transamerica Mid Cap GrowthFR_89360T558
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171787 | Transamerica Mid Cap Value OpportunitiesFR_89360T525
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171787 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171787 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171787 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171787 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000171787 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000171787 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000171787 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171788 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000171788 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171788 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171788 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171788 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000171788 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000171788 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171788 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171788 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171788 | Transamerica Government Money MarketFR_89360T681
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171788 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000171788 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171788 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171788 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000171788 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171789 | Transamerica Core BondFR_89360T624
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000171789 | Transamerica Large Value OpportunitiesFR_89360T749
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171789 | Transamerica International EquityFR_89360T582
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171789 | Transamerica Large GrowthFR_89360T772
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171789 | Transamerica Inflation OpportunitiesFR_89356M625
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000171789 | Transamerica Short-Term BondFR_89356M658
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000171789 | Transamerica High Yield BondFR_89360T657
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171789 | Transamerica Small Cap ValueFR_89360T426
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171789 | Transamerica Small Cap GrowthFR_89360T459
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171789 | Transamerica Government Money MarketFR_89360T681
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171789 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000171789 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171789 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171789 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000171789 | IndustryMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000210409 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000210409 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000210409 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000210409 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000210409 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000210409 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000210409 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210409 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210409 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210409 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210409 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	52.90%
C000210409 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000210409 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000210409 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210409 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210409 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000210409 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210410 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000210410 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000210410 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000210410 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210410 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210410 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000210410 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210410 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210410 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210410 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210410 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000210410 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000210410 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000210410 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210410 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210410 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000210410 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210411 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000210411 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000210411 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000210411 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210411 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210411 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000210411 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210411 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210411 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210411 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000210411 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000210411 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000210411 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000210411 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210411 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210411 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000210411 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210412 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000210412 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210412 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000210412 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000210412 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210412 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000210412 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000210412 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000210412 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210412 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210412 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000210412 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000210412 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000210412 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210412 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210412 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000210412 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210413 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000210413 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000210413 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000210413 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000210413 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000210413 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000210413 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210413 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000210413 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210413 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210413 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000210413 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000210413 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000210413 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210413 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210413 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000210413 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210414 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000210414 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000210414 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000210414 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210414 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000210414 | Transamerica International FocusFR_89356L452
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210414 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000210414 | iShares Global REIT ETFFR_46434V647
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210414 | Transamerica Mid Cap GrowthFR_89356M773
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210414 | Transamerica Mid Cap Value OpportunitiesFR_89356L627
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000210414 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210414 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000210414 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000210414 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210414 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210414 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000210415 | Transamerica BondFR_89354D429
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000210415 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000210415 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000210415 | iShares 0-5 Year TIPS Bond ETFFR_46429B747
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000210415 | Transamerica High Yield BondFR_89354D353
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000210415 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000210415 | Transamerica Emerging Markets DebtFR_89354D445
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000210415 | Transamerica Large Cap ValueFR_89354D312
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210415 | Transamerica US GrowthFR_89356M765
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000210415 | Transamerica International StockFR_89360T319
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210415 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000210415 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000210415 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000210415 | IndustryInternational Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000210415 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000210415 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000210415 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.40%

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